Document and Entity Information	Feb. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	NIC INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-26621
Entity Tax Identification Number	52-2077581
Entity Address, Address Line One	25501 West Valley Parkway,
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Olathe,
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66061
City Area Code	877
Local Phone Number	234-3468
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001065332
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EGOV
Security Exchange Name	NASDAQ